MERRILL LYNCH
                                                      STRATEGIC
                                                      DIVIDEND FUND

                               [GRAPHIC OMITTED]

                                             STRATEGIC
                                                      Performance

                                                      Semi-Annual Report
                                                      January 31, 1999

                     MERRILL LYNCH STRATEGIC DIVIDEND FUND

Sector Representation as a Percentage of Equities as of January 31, 1999

[GRAPHIC OMITTED]

[The following table was depicted as a pie graph in the printed material.]

Utilities                32.1%
Capital Goods             7.4%
Energy                   10.8%
Financial Services       25.5%
Basic Industries          7.5%
Consumer                 16.7%

US Common Stock Investments as of January 31, 1999

                                                                            S&P
                                                              Fund          500*
  ------------------------------------------------------------------------------
  Average Capitalization (in billions)                       $26.5         $98.1
  ------------------------------------------------------------------------------
  Price/Book Value                                             3.3           4.7
  ------------------------------------------------------------------------------
  Price/Earnings Ratio**                                      21.3          28.7
  ------------------------------------------------------------------------------
  Yield Based on Current Dividend                             3.4%          1.3%
  ------------------------------------------------------------------------------
 *  An unmanaged broad-based index comprised of common stocks.
**  Based on trailing 12-month earnings.

                         Merrill Lynch Strategic Dividend Fund, January 31, 1999

DEAR SHAREHOLDER

In 1998, stock and bond market volatility reflected shifting investor perceptions regarding global economic prospects. In the latter half of the year, investor optimism gave way to expectations of deteriorating corporate profits and signs of a weakening economy. Further concerns arose from the precarious state of the Russian and other emerging market economies. However, when the US Federal Reserve Board and other central banks responded to the uncertain economic outlook through a series of monetary policy easings, investor confidence was restored as 1998 drew to a close and 1999 began. Nevertheless, volatility soon returned to the capital markets as uncertainty regarding economic prospects again began to cloud the investment outlook. At the same time, with stronger-than-expected economic results, prospects dimmed for further Federal Reserve Board monetary policy easings in the near future.

The weakening of the US dollar relative to the Japanese yen was one of the more surprising developments that occurred during 1998. Since a stronger yen would have a negative impact on the important export sector of Japan's fragile economy, the Japanese central bank intervened in the currency markets in January. For the overall global economy, the deepening recession in Japan is of great concern. At the same time, the difficulties in emerging economies such as Russia and Brazil remain. As 1999 unfolds, progress in easing strains within the global financial system would likely provide an important element of stability to the volatile investment environment.

Portfolio Matters

For the three months ended January 31, 1999, Merrill Lynch Strategic Dividend Fund's Class A, Class B, Class C and Class D Shares had total returns of +4.06%, +3.79%, +3.76% and +3.92%, respectively. (Results shown are before sales charges and would be lower if sales charges were included. For complete performance information, see pages 4 and 5 of this report to shareholders.)

The Fund's primary investment focus is on stocks whose yields are above the yield of the unmanaged Standard & Poor's 500 (S&P 500) Index. Stocks with above-market dividend yields did not fare well in the January quarter. The 200 highest-yielding stocks in the S&P 500 underperformed the broad market by one of the widest margins since the Fund's inception. In fact, the only relative outperformance in the January quarter was among stocks whose yields fell within the 200 lowest-yielding stocks of the S&P 500. The clear performance standouts in the January quarter were the technology stocks within the capital goods sector, which are generally non-dividend paying, while the shares of energy, basic industries and electric utility companies significantly underperformed the S&P 500. Even though Merrill Lynch Strategic Dividend Fund's performance lagged the broad market's performance during the January quarter, the Fund outperformed the +1.19% total return of an unmanaged index of the 200 highest-yielding stocks in the S&P 500.

We do not just invest in stocks with the highest dividend yields. We seek to enhance the Fund's returns through careful stock selection, with requirements for inclusion in the Fund being diversification, large capitalization and strong financial position. We buy individual stocks based on attractive valuations with attractive dividend yields relative to their respective industry and that often include attractive price/earnings and price/book ratios.

While diversification is one of our top priorities for the Fund, we recognize that the market's highest-yielding sectors have been and continue to be utilities, financials and energy. We continue to maintain the Fund's historically heavy weighting in these three sectors, which at January quarter-end accounted for 61% of the Fund's net assets (utilities, 29%; financials, 22%; and energy, 10%). We believe that stocks in the utility sector, particularly the electric utility sector, are significantly undervalued relative to the S&P 500 on a price/earnings ratio and dividend yield basis. We also believe attractive investment opportunities exist within the energy sector. Both sectors underperformed the broad market during most of 1998. Based on 1999 consensus earnings estimates, electric utilities, on average, are currently trading at less than half the market's price/earnings multiple, which is at the bottom end of its 20-year range. As deregulation of the industry continues to move forward, this sector has become less influenced by the direction of interest rates than in the past. The sale of electric-generating assets is being done at above book value and managements of these companies have become more shareholder focused. Also, merger and acquisition activity in the sector has begun to have a positive impact for investors. We remain committed to the group and continue to selectively add to our holdings. The stocks of energy companies have come under pressure as the price of the commodity approaches a 20-year low, which to a large extent reflects the economic turmoil in Asia. With demand expectation for oil reduced, virtually every major oil company has scaled back its budget for exploration and production. We believe the spending cutbacks are probably greater than the slower demand forecasts. With only slight increases in demand and/or modest hikes in oil prices, we believe these companies are well positioned to show positive earnings surprise in the near future.

Investment activities during the January quarter included initiating new positions in three banks, one electric utility and one natural gas company, and eliminating one of our smaller positions. We also added to our holdings in two existing positions. Our largest acquisition during the January quarter was The Chase Manhattan Corporation, a major domestic and global bank holding company with $350 billion in assets. The company had enormous leverage from improving profitability, and we expect revenues and earnings to experience double-digit growth. The stock is attractively valued on a price/earnings ratio and dividend yield basis. We added the shares of PNC Bank Corp., a major regional bank holding company with operations in Pennsylvania, New Jersey, Indiana, Kentucky, Ohio, Delaware, Massachusetts and Florida, and National Westminster Bank PLC, a UK-based bank holding, because we believed they offered attractive total return potential. FPL Group, Inc. is an electric utility serving most of the territory along Florida's east and lower west coasts. The shares of this well-managed company offer attractive total return potential, in our view. We also acquired the shares of AGL Resources Inc., the largest natural gas distribution company in the Southeast, serving customers in Georgia and portions of Tennessee. The stock offers a very generous dividend yield and the potential for price appreciation given its leverage to natural gas prices that are currently depressed. We increased our weightings in The Bank of New York Company, Inc. and Royal Dutch Petroleum Company because we believed both stocks offer very attractive total return opportunities. Finally, we sold our shares of Conexant Systems, Inc., a non-dividend paying company, which we acquired during the January quarter as a result of a spin-off from Rockwell International Corporation, a Fund holding.

In Conclusion

We thank you for your investment in Merrill Lynch Strategic Dividend Fund, and we look forward to reviewing our outlook and strategy with you again in our upcoming quarterly report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
Executive Vice President


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and
Portfolio Manager

March 4, 1999


                                      2 & 3

                         Merrill Lynch Strategic Dividend Fund, January 31, 1999
PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                      Ten Years/
                                                      12 Month        3 Month       Since Inception
                                                    Total Return    Total Return     Total Return
===================================================================================================
ML Strategic Dividend Fund Class A Shares*             +12.20%        + 4.06%          +246.06%
---------------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class B Shares*             +11.12         + 3.79           +212.19
---------------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class C Shares*             +11.03         + 3.76           +112.04
---------------------------------------------------------------------------------------------------
ML Strategic Dividend Fund Class D Shares*             +11.92         + 3.92           +119.36
---------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                          +32.49         +16.86       +462.67/+200.44
===================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are Class A & Class B Shares, for the ten years ended 1/31/99 and Class C & Class D Shares, from 10/21/94 to 1/31/99.

** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total returns are for the ten years ended 1/31/99 and from 10/21/94 to 1/31/99, respectively.

Average Annual Total Return

                                        % Return Without          % Return With
                                          Sales Charge           Sales Charge**
===============================================================================
Class A Shares*
===============================================================================
Year Ended 12/31/98                          +14.59%                 + 8.57%
-------------------------------------------------------------------------------
Five Years Ended 12/31/98                    +18.33                  +17.06
-------------------------------------------------------------------------------
Ten Years Ended 12/31/98                     +13.99                  +13.38
-------------------------------------------------------------------------------
*   Maximum sales charge is 5.25%.
**  Assuming maximum sales charge.

                                            % Return                 % Return
                                          Without CDSC              With CDSC**
===============================================================================
Class B Shares*
===============================================================================
Year Ended 12/31/98                          +13.41%                 + 9.64%
-------------------------------------------------------------------------------
Five Years Ended 12/31/98                    +17.12                  +17.12
-------------------------------------------------------------------------------
Ten Years Ended 12/31/98                     +12.83                  +12.83
-------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**  Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return                 % Return
                                           Without CDSC              With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/98                           +13.41%                 +12.47%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/98         +20.35                  +20.35
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**  Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                         % Return Without          % Return With
                                           Sales Charge           Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/98                           +14.31%                 + 8.31%
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/98         +21.32                  +19.77
--------------------------------------------------------------------------------
*   Maximum sales charge is 5.25%.
**  Assuming maximum sales charge.

--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Richard R. West, Trustee
Terry K. Glenn, Executive Vice President
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Thomas D. Jones, III, Secretary

Custodian

State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer and Norman R. Harvey, Senior Vice President of Merrill Lynch Strategic Dividend Fund have recently retired. Their colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard and Mr. Harvey well in their retirements.
--------------------------------------------------------------------------------


                                      4 & 5

                         Merrill Lynch Strategic Dividend Fund, January 31, 1999

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                             Shares                                                              Value    Percent of
EUROPE             Industries                 Held               Common Stocks                       Cost      (Note 1a)  Net Assets
====================================================================================================================================
Netherlands        Oil--International        125,000  Royal Dutch Petroleum Company
                                                      (NY Registered Shares)                    $  4,284,613  $  5,007,813      2.3%
                   -----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the Netherlands         4,284,613     5,007,813      2.3
====================================================================================================================================
United Kingdom     Banking                  200,000   National Westminster Bank PLC                3,791,943     3,665,390      1.7
                   -----------------------------------------------------------------------------------------------------------------
                   Oil--International        30,525   BP Amoco PLC (ADR) (a)                       1,372,451     2,476,317      1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Steel                    700,000   British Steel PLC                            1,938,756     1,537,510      0.7
                   -----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the United Kingdom      7,103,150     7,679,217      3.5
====================================================================================================================================
                                                      Total Investments in Europe                 11,387,763    12,687,030      5.8
====================================================================================================================================
NORTH
AMERICA
====================================================================================================================================
United States      Aerospace & Defense       20,000   Rockwell International Corporation             803,055       868,750      0.4
                                             60,000   TRW Inc.                                     1,663,737     2,883,750      1.3
                                                                                                 -----------   -----------    -----
                                                                                                   2,466,792     3,752,500      1.7
                   -----------------------------------------------------------------------------------------------------------------
                   Automobile                70,000   Ford Motor Company                           1,318,007     4,300,625      2.0
                   -----------------------------------------------------------------------------------------------------------------
                   Automotive                72,000   Arvin Industries, Inc.                       1,656,934     2,848,500      1.3
                   Equipment &               50,000   Cooper Tire & Rubber Company                 1,202,300     1,071,875      0.5
                   Tires                     60,000   Dana Corporation                             1,649,850     2,467,500      1.1
                                                                                                 -----------   -----------    -----
                                                                                                   4,509,084     6,387,875      2.9
                   -----------------------------------------------------------------------------------------------------------------
                   Banking                  145,000   The Bank of New York Company, Inc.           4,329,860     5,147,500      2.3
                                             90,000   The Chase Manhattan Corporation              5,600,772     6,924,375      3.2
                                             46,000   Mellon Bank Corporation                        990,205     3,082,000      1.4
                                             34,500   Mercantile Bancorporation Inc.               1,002,055     1,550,344      0.7
                                             30,000   National City Corporation                    2,011,800     2,131,875      1.0
                                             78,000   PNC Bank Corp.                               4,070,243     3,992,625      1.8
                                             32,000   State Street Corporation                     1,952,758     2,288,000      1.0
                                             26,880   SunTrust Banks, Inc.                         1,447,180     1,893,360      0.9
                                                                                                 -----------   -----------    -----
                                                                                                  21,404,873    27,010,079     12.3
                   -----------------------------------------------------------------------------------------------------------------
                   Business Services         52,000   The Dun & Bradstreet Corporation             1,378,715     1,586,000      0.7
                   -----------------------------------------------------------------------------------------------------------------
                   Capital Goods             30,000   General Electric Company                       724,669     3,146,250      1.4
                                             28,000   Minnesota Mining and Manufacturing
                                                      Company (3M)                                 1,608,098     2,173,500      1.0
                                             68,000   Ogden Corporation                            1,531,759     1,768,000      0.8
                                                                                                 -----------   -----------    -----
                                                                                                   3,864,526     7,087,750      3.2
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals                 23,000   The Dow Chemical Company                     1,369,880     2,025,437      0.9
                                             40,000   E.I. du Pont de Nemours and Company          1,329,525     2,047,500      1.0
                                                                                                 -----------   -----------    -----
                                                                                                   2,699,405     4,072,937      1.9
                   -----------------------------------------------------------------------------------------------------------------
                   Drugs                    100,000   American Home Products Corporation           3,031,175     5,868,750      2.7
                                             40,000   Bristol-Myers Squibb Company                   913,275     5,127,500      2.3
                                                                                                 -----------   -----------    -----
                                                                                                   3,944,450    10,996,250      5.0
                   -----------------------------------------------------------------------------------------------------------------
                   Foods                     40,000   General Mills, Inc.                          2,938,894     3,357,500      1.5
                                             55,000   The Quaker Oats Company                      2,983,189     3,059,375      1.4
                                                                                                 -----------   -----------    -----
                                                                                                   5,922,083     6,416,875      2.9
                   -----------------------------------------------------------------------------------------------------------------
                   Household Products        24,000   The Clorox Company                             728,490     3,003,000      1.4
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance                 65,000   American General Corporation                 1,346,718     4,635,312      2.1
                                             30,000   Lincoln National Corporation                 1,275,150     2,499,375      1.2
                                             85,000   Ohio Casualty Corporation                    2,708,281     3,357,500      1.5
                                                                                                 -----------   -----------    -----
                                                                                                   5,330,149    10,492,187      4.8
                   -----------------------------------------------------------------------------------------------------------------
                   Merchandising             25,000   J.C. Penney Company, Inc.                    1,157,975       979,688      0.5
                   -----------------------------------------------------------------------------------------------------------------
                   Oil--Domestic             28,000   Atlantic Richfield Company (ARCO)            1,584,596     1,606,500      0.7
                                             90,000   Occidental Petroleum Corporation             2,323,525     1,355,625      0.6
                                             50,000   Phillips Petroleum Company                   1,731,105     1,931,250      0.9
                                                                                                 -----------   -----------    -----
                                                                                                   5,639,226     4,893,375      2.2
                   -----------------------------------------------------------------------------------------------------------------
                   Oil--International        40,000   Exxon Corporation                            1,189,846     2,817,500      1.3
                                             40,000   Mobil Corporation                              915,150     3,507,500      1.6
                                             50,000   Texaco Inc.                                  1,177,506     2,368,750      1.1
                                                                                                 -----------   -----------    -----
                                                                                                   3,282,502     8,693,750      4.0
                   -----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products   66,000   Union Camp Corporation                       3,963,011     4,071,375      1.8
                                             60,000   Weyerhaeuser Company                         2,666,100     3,247,500      1.5
                                                                                                 -----------   -----------    -----
                                                                                                   6,629,111     7,318,875      3.3
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment    38,000   Apartment Investment & Management
                   Trusts                             Company (Class A)                            1,201,028     1,420,250      0.6
                                             19,207   Avalonbay Communities, Inc.                    514,336       615,824      0.3
                                             40,000   Colonial Properties Trust                    1,256,788     1,095,000      0.5
                                             20,000   Crescent Real Estate Equities Company          632,078       423,750      0.2
                                             64,000   Developers Diversified Realty Corporation    1,296,294     1,064,000      0.5
                                             52,000   Duke Realty Investments, Inc.                1,267,708     1,196,000      0.5
                                             35,000   Essex Property Trust, Inc.                     854,486     1,001,875      0.5
                                             35,000   Highwoods Properties, Inc.                   1,132,663       844,375      0.4
                                             30,000   Mack-Cali Realty Corporation                 1,126,800       896,250      0.4
                                                                                                 -----------   -----------    -----
                                                                                                   9,282,181     8,557,324      3.9
                   -----------------------------------------------------------------------------------------------------------------
                   Steel                     55,000   Carpenter Technology Corporation             1,747,599     1,636,250      0.7
                   -----------------------------------------------------------------------------------------------------------------
                   Tobacco                   78,000   UST Inc.                                     2,105,181     2,457,000      1.1
                   -----------------------------------------------------------------------------------------------------------------
                   Utilities--Electric       40,000   American Electric Power Company, Inc.        1,262,400     1,752,500      0.8
                                             50,000   BEC Energy                                   1,253,000     1,912,500      0.9
                                             60,000   Central & South West Corporation             1,598,600     1,586,250      0.7
                                             63,000   Consolidated Edison, Inc.                    1,779,750     3,114,562      1.4
                                            105,000   Edison International                         1,759,425     2,920,312      1.3
                                             56,000   FPL Group, Inc.                              3,155,764     3,073,000      1.4
                                             44,000   KeySpan Energy                               1,120,500     1,190,750      0.6
                                             66,000   New Century Energies, Inc.                   2,137,905     2,904,000      1.3
                                            120,000   Northern States Power Company                2,613,600     3,232,500      1.5
                                             50,000   PECO Energy Company                            987,130     1,909,375      0.9
                                                                                                 -----------   -----------    -----
                                                                                                  17,668,074    23,595,749     10.8
                   -----------------------------------------------------------------------------------------------------------------


                                      6 & 7

                         Merrill Lynch Strategic Dividend Fund, January 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

NORTH AMERICA                                 Shares                                                              Value   Percent of
(concluded)        Industries                 Held               Common Stocks                       Cost      (Note 1a)  Net Assets
====================================================================================================================================
United States      Utilities--Natural Gas    97,000   AGL Resources Inc.                         $ 2,102,933   $ 1,952,125      0.9%
(concluded)                                  40,000   Consolidated Natural Gas Company             1,805,775     2,052,500      0.9
                                             44,000   Enron Corporation                            2,026,319     2,904,000      1.3
                                             78,197   Sempra Energy                                2,037,272     1,798,531      0.8
                                             50,000   Sonat Inc.                                     882,073     1,287,500      0.6
                                             65,000   The Williams Companies, Inc.                 2,185,643     2,145,000      1.0
                                                                                                 -----------   -----------    -----
                                                                                                  11,040,015    12,139,656      5.5
                   -----------------------------------------------------------------------------------------------------------------
                   Utilities--               78,000   Ameritech Corporation                        3,008,167     5,079,750      2.3
                   Telecommunications        92,160   Bell Atlantic Corporation                    2,299,200     5,529,600      2.5
                                            120,000   Frontier Corporation                         3,101,508     4,335,000      2.0
                                             40,000   GTE Corporation                              1,429,930     2,700,000      1.2
                                             55,000   U S WEST, Inc.                               1,852,675     3,392,813      1.6
                                                                                                 -----------   -----------    -----
                                                                                                  11,691,480    21,037,163      9.6
                   -----------------------------------------------------------------------------------------------------------------
                   Utilities--Water          76,000   American Water Works Company, Inc.           1,429,750     2,256,250      1.0
                                             25,000   E'Town Corporation                           1,010,729     1,035,937      0.5
                                             55,500   Philadelphia Suburban Corporation            1,203,656     1,408,313      0.7
                                             53,000   United Water Resources Inc.                    983,294     1,129,563      0.5
                                                                                                 -----------   -----------    -----
                                                                                                   4,627,429     5,830,063      2.7
                   -----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in North America         128,437,347   182,244,971     83.1
====================================================================================================================================
                                                      Total Common Stocks                        139,825,110   194,932,001     88.9
====================================================================================================================================
                                               Face
                                             Amount   Short-Term Securities
====================================================================================================================================
                   Repurchase            $8,061,000   Warburg Dillion Read LLC, purchased on
                   Agreements*                        1/29/1999 to yield 4.73% to 2/01/1999        8,061,000     8,061,000      3.7
                   -----------------------------------------------------------------------------------------------------------------
                   US Government                      Federal Home Loan Mortgage Corporation:
                   Agency Obligations**   7,000,000     4.77% due 2/02/1999                        6,996,290     6,996,290      3.2
                                          3,000,000     4.68% due 2/11/1999                        2,994,930     2,994,930      1.4
                                          6,000,000     4.73% due 2/16/1999                        5,985,810     5,985,810      2.7
                   -----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Short-Term
                                                      Securities                                  24,038,030    24,038,030     11.0
====================================================================================================================================
                   Total Investments                                                            $163,863,140   218,970,031     99.9
                                                                                                ============
                   Other Assets Less Liabilities                                                                   273,396      0.1
                                                                                                              ------------    -----
                   Net Assets                                                                                 $219,243,427    100.0%
                                                                                                              ============    =====
====================================================================================================================================

(a) American Depositary Receipts (ADR).
* Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
** US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

    See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

              As of January 31, 1999
====================================================================================================================================
Assets:       Investments, at value (identified cost--$163,863,140) (Note 1a) ............................              $218,970,031
              Foreign cash (Note 1d) .....................................................................                   138,915
              Receivables:
                Dividends .................................................................................. $516,870
                Beneficial interest sold ...................................................................  419,225        936,095
                                                                                                             --------
              Prepaid registration fees and other assets (Note 1g) .......................................                    44,558
                                                                                                                        ------------
              Total assets ...............................................................................               220,089,599
                                                                                                                        ------------
====================================================================================================================================
Liabilities:  Payables:
                Beneficial interest redeemed .............................................................    493,884
                Investment adviser (Note 2) ..............................................................    103,396
                Distributor (Note 2) .....................................................................     89,000
                Securities purchased .....................................................................     23,168        709,448
                                                                                                             --------
              Accrued expenses and other liabilities .....................................................                   136,724
                                                                                                                        ------------
              Total liabilities ..........................................................................                   846,172
                                                                                                                        ------------
====================================================================================================================================
Net Assets:   Net assets .................................................................................              $219,243,427
                                                                                                                        ============
====================================================================================================================================
Net Assets    Class A Shares of beneficial interest, $0.10 par value, unlimited number of
Consist of:     shares authorized ........................................................................              $    189,167
              Class B Shares of beneficial interest, $0.10 par value, unlimited number of
                shares authorized ........................................................................                   610,749
              Class C Shares of beneficial interest, $0.10 par value, unlimited number of
                shares authorized ........................................................................                    38,827
              Class D Shares of beneficial interest, $0.10 par value, unlimited number of
                shares authorized ........................................................................                   804,823
              Paid-in capital in excess of par............................................................               161,647,609
              Undistributed investment income--net .......................................................                   316,596
              Undistributed realized capital gains on investments and foreign currency
                transactions--net ........................................................................                   529,475
              Unrealized appreciation on investments and foreign currency transactions--net ..............                55,106,181
                                                                                                                        ------------
              Net assets .................................................................................              $219,243,427
                                                                                                                        ============
====================================================================================================================================
Net Asset     Class A--Based on net assets of $25,231,938 and 1,891,670 shares of beneficial
Value:          interest outstanding .......................................................................            $      13.34
                                                                                                                        ============
              Class B--Based on net assets of $81,569,099 and 6,107,487 shares of beneficial
                interest outstanding .......................................................................            $      13.36
                                                                                                                        ============
              Class C--Based on net assets of $5,132,922 and 388,265 shares of beneficial
                interest outstanding .......................................................................            $      13.22
                                                                                                                        ============
              Class D--Based on net assets of $107,309,468 and 8,048,231 shares of beneficial
                interest outstanding .......................................................................            $      13.33
                                                                                                                        ============
====================================================================================================================================

            See Notes to Financial Statements.


                                      8 & 9

                         Merrill Lynch Strategic Dividend Fund, January 31, 1999

STATEMENT OF OPERATIONS

            For the Six Months Ended January 31, 1999
====================================================================================================================================
Investment  Dividends (net of $18,669 foreign withholding tax) ...................................                      $ 2,895,117
Income
(Notes 1e & Interest and discount earned .........................................................                          603,005
 1f):                                                                                                                   -----------
            Total income .........................................................................                        3,498,122
                                                                                                                        -----------
====================================================================================================================================
Expenses:   Investment advisory fees (Note 2) ....................................................       $   602,029
            Account maintenance and distribution fees--Class B(Note 2)                                       367,423
            Account maintenance fees--Class D(Note 2) ............................................           123,786
            Transfer agent fees--Class D(Note 2) .................................................            66,953
            Transfer agent fees--Class B(Note 2) .................................................            57,456
            Registration fees (Note 1g) ..........................................................            34,694
            Printing and shareholder reports .....................................................            33,000
            Professional fees ....................................................................            31,887
            Accounting services(Note 2) ..........................................................            23,853
            Account maintenance and distribution fees--Class C(Note 2)                                        21,462
            Transfer agent fees--Class A(Note 2) .................................................            16,128
            Custodian fees .......................................................................            12,994
            Trustees' fees and expenses ..........................................................            12,570
            Transfer agent fees--Class C(Note 2) .................................................             3,615
            Pricing fees .........................................................................                70
            Other ................................................................................             4,666
            Total expenses .......................................................................       -----------      1,412,586
                                                                                                                        -----------
            Investment income--net ...............................................................                        2,085,536
                                                                                                                        -----------
====================================================================================================================================
Realized &  Realized gain (loss) from:
Unrealized    Investments--net ...................................................................         4,271,358
Gain (Loss)   Foreign currency transactions--net .................................................            (9,582)     4,261,776
On Invest-                                                                                               -----------
ments &     Change in unrealized appreciation/depreciation on:
Foreign       Investments--net ...................................................................         3,478,263
Currency      Foreign currency transactions--net .................................................             1,190      3,479,453
Trans-                                                                                                   -----------    -----------
actions--
Net (Notes  Net realized and unrealized gain on investments and
1c, 1d, 1f    foreign currency transactions ......................................................                        7,741,229
& 3):                                                                                                                   -----------
            Net Increase in Net Assets Resulting from Operations .................................                      $ 9,826,765
                                                                                                                        ===========
====================================================================================================================================

            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            For the Six        For the
                                                                                           Months Ended      Year Ended
                                                                                            January 31,       July 31,
                     Increase (Decrease) in Net Assets:                                        1999             1998
=========================================================================================================================
Operations:          Investment income--net ............................................   $   2,085,536    $   4,057,003
                     Realized gain on investments and foreign currency transactions--net       4,261,776       33,543,282
                     Change in unrealized appreciation/depreciation on investments and
                     foreign currency transactions--net ................................       3,479,453      (15,046,769)
                                                                                           -------------    -------------
                     Net increase in net assets resulting from operations ..............       9,826,765       22,553,516
                                                                                           -------------    -------------
=========================================================================================================================
Dividends &          Investment income--net:
Distributions to       Class A ................................... .....................        (321,547)        (687,382)
Shareholders           Class B .........................................................        (615,207)      (1,178,158)
(Note 1h):             Class C .........................................................         (35,792)         (58,545)
                       Class D .........................................................      (1,202,777)      (2,102,336)
                     Realized gain on investments--net:
                       Class A .........................................................      (3,916,159)      (2,370,162)
                       Class B .........................................................     (11,960,245)      (6,786,151)
                       Class C .........................................................        (691,392)        (257,657)
                       Class D .........................................................     (16,343,239)      (6,550,432)
                                                                                           -------------    -------------
                     Net decrease in net assets resulting from dividends and
                       distributions to shareholders ...................................     (35,086,358)     (19,990,823)
                                                                                           -------------    -------------
=========================================================================================================================
Beneficial Interest  Net increase (decrease) in net assets derived from
Transactions         beneficial interest transactions ..................................      42,182,290         (292,936)
(Note 4):                                                                                  -------------    -------------
=========================================================================================================================
Net Assets:          Total increase in net assets ......................................      16,922,697        2,269,757
                     Beginning of period ...............................................     202,320,730      200,050,973
                                                                                           -------------    -------------
                     End of period* ....................................................   $ 219,243,427    $ 202,320,730
                                                                                           =============    =============
=========================================================================================================================
                   * Undistributed investment income--net ..............................   $     316,596    $     406,383
                                                                                           =============    =============
=========================================================================================================================

                     See Notes to Financial Statements.


                                    10 & 11

                         Merrill Lynch Strategic Dividend Fund, January 31, 1999

FINANCIAL HIGHLIGHTS

                                                                                                Class A
                                                                         --------------------------------------------------------
                    The following per share data and ratios have           For the
                    been derived from information provided in the        Six Months
                    financial statements.                                   Ended              For the Year Ended July 31,
                                                                         January 31,    -----------------------------------------
                    Increase (Decrease) in Net Asset Value:                1999++       1998++      1997++    1996++       1995
=================================================================================================================================
Per Share           Net asset value, beginning of period ...............   $ 15.36      $ 15.21    $ 12.43    $ 12.24    $  12.78
Operating                                                                  -------      -------    -------    -------    --------
Performance:        Investment income--net .............................       .18          .39        .38        .38         .39
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .................       .49         1.37       4.17       1.55        1.10
                                                                           -------      -------    -------    -------    --------
                    Total from investment operations ...................       .67         1.76       4.55       1.93        1.49
                                                                           -------      -------    -------    -------    --------
                    Less dividends and distributions:
                      Investment income--net ...........................      (.19)        (.39)      (.39)      (.36)       (.42)
                      Realized gain on investments--net ................     (2.50)       (1.22)     (1.38)     (1.38)      (1.61)
                                                                           -------      -------    -------    -------    --------
                    Total dividends and distributions ..................     (2.69)       (1.61)     (1.77)     (1.74)      (2.03)
                                                                           -------      -------    -------    -------    --------
                    Net asset value, end of period .....................   $ 13.34      $ 15.36    $ 15.21    $ 12.43    $  12.24
                                                                           =======      =======    =======    =======    ========
=================================================================================================================================
Total Investment    Based on net asset value per share .................      5.52%+++    12.03%     40.42%     16.98%      14.04%
Return:**                                                                  =======      =======    =======    =======    ========
=================================================================================================================================
Ratios to Average   Expenses ...........................................       .89%*        .88%       .90%      1.04%       1.05%
Net Assets:                                                                =======      =======    =======    =======    ========
                    Investment income--net .............................      2.60%*       2.51%      2.87%      3.04%       3.39%
                                                                           =======      =======    =======    =======    ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ...........   $25,232      $24,233    $28,940    $18,106    $ 18,687
Data:                                                                      =======      =======    =======    =======    ========
                    Portfolio turnover .................................      9.25%       32.66%     14.29%     26.42%      52.69%
                                                                           =======      =======    =======    =======    ========
=================================================================================================================================

                                                                                                Class B
                                                                         --------------------------------------------------------
                    The following per share data and ratios have           For the
                    been derived from information provided in the        Six Months
                    financial statements.                                   Ended              For the Year Ended July 31,
                                                                         January 31,    -----------------------------------------
                    Increase (Decrease) in Net Asset Value:                1999++       1998++      1997++    1996++       1995
=================================================================================================================================
Per Share           Net asset value, beginning of period ...............   $ 15.38      $ 15.22    $ 12.44    $ 12.23    $  12.77
Operating                                                                  -------      -------    -------    -------    --------
Performance:        Investment income--net .............................       .11          .23        .25        .26         .29
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .................       .49         1.38       4.16       1.55        1.07
                                                                           -------      -------    -------    -------    --------
                    Total from investment operations ...................       .60         1.61       4.41       1.81        1.36
                                                                           -------      -------    -------    -------    --------
                    Less dividends and distributions:
                      Investment income--net ...........................      (.12)        (.23)      (.25)      (.22)       (.29)
                      Realized gain on investments--net ................     (2.50)       (1.22)     (1.38)     (1.38)      (1.61)
                                                                           -------      -------    -------    -------    --------
                    Total dividends and distributions ..................     (2.62)       (1.45)     (1.63)     (1.60)      (1.90)
                                                                           -------      -------    -------    -------    --------
                    Net asset value, end of period .....................   $ 13.36      $ 15.38    $ 15.22    $ 12.44    $  12.23
                                                                           =======      =======    =======    =======    ========
=================================================================================================================================
Total Investment    Based on net asset value per share .................      4.96%+++    10.94%     38.90%     15.89%      12.82%
Return:**                                                                  =======      =======    =======    =======    ========
=================================================================================================================================
Ratios to Average   Expenses ...........................................      1.91%*       1.90%      1.94%      2.08%       2.09%
Net Assets:                                                                =======      =======    =======    =======    ========
                    Investment income--net .............................      1.57%*       1.50%      1.89%      2.06%       2.36%
                                                                           =======      =======    =======    =======    ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ...........   $81,569      $73,067    $93,509    $96,461    $130,921
Data:                                                                      =======      =======    =======    =======    ========
                    Portfolio turnover .................................      9.25%       32.66%     14.29%     26.42%      52.69%
                                                                           =======      =======    =======    =======    ========
=================================================================================================================================

                                                                                                Class C
                                                                         --------------------------------------------------------
                                                                           For the                                        For the
                    The following per share data and ratios have            Six                                           Period
                    been derived from information provided in the          Months               For the Year             Oct. 21,
                    financial statements.                                   Ended              Ended July 31,            1994+ to
                                                                         January 31,    -----------------------------    July 31,
                    Increase (Decrease) in Net Asset Value:                1999++       1998++      1997++    1996++      1995
=================================================================================================================================
Per Share           Net asset value, beginning of period ...............   $ 15.25      $ 15.11    $ 12.37    $ 12.20   $  11.84
Operating                                                                  -------      -------    -------    -------   --------
Performance:        Investment income--net .............................       .11          .23        .24        .24        .21
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net .................       .48         1.37       4.13       1.55       1.21
                                                                           -------      -------    -------    -------   --------
                    Total from investment operations ...................       .59         1.60       4.37       1.79       1.42
                                                                           -------      -------    -------    -------   --------
                    Less dividends and distributions:
                      Investment income--net ...........................      (.12)        (.24)      (.25)      (.24)      (.25)
                      Realized gain on investments--net ................     (2.50)       (1.22)     (1.38)     (1.38)      (.81)
                                                                           -------      -------    -------    -------   --------
                    Total dividends and distributions ..................     (2.62)       (1.46)     (1.63)     (1.62)     (1.06)
                                                                           -------      -------    -------    -------   --------
                    Net asset value, end of period .....................   $ 13.22      $ 15.25    $ 15.11    $ 12.37   $  12.20
                                                                           =======      =======    =======    =======   ========
================================================================================================================================
Total Investment    Based on net asset value per share .................      4.93%+++    10.96%     38.84%     15.78%     13.30%+++
Return:**                                                                  =======      =======    =======    =======   ========
================================================================================================================================
Ratios to Average   Expenses ...........................................      1.92%*       1.90%      1.95%      2.08%      2.19%*
Net Assets:                                                                =======      =======    =======    =======   ========
                    Investment income--net .............................      1.56%*       1.47%      1.83%      1.91%      1.94%*
                                                                           =======      =======    =======    =======   ========
================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ...........   $ 5,133      $ 4,379    $ 3,025    $ 1,953   $    811
Data:                                                                      =======      =======    =======    =======   ========
                    Portfolio turnover .................................      9.25%       32.66%     14.29%     26.42%     52.69%
                                                                           =======      =======    =======    =======   ========
================================================================================================================================

                    *    Annualized.
                    **   Total investment returns exclude the effects of sales
                         loads.
                    +    Commencement of operations.
                    ++   Based on average shares outstanding.
                    +++  Aggregate total investment return.

                       See Notes to Financial Statements.


                                     12 & 13

                         Merrill Lynch Strategic Dividend Fund, January 31, 1999

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                                                                Class D
                                                                     ------------------------------------------------------------
                                                                       For the                                            For the
                    The following per share data and ratios have        Six                                               Period
                    been derived from information provided in the      Months                 For the Year               Oct. 21,
                    financial statements.                               Ended                Ended July 31,              1994+ to
                                                                     January 31,     -------------------------------     July 31,
                    Increase (Decrease) in Net Asset Value:            1999++         1998++       1997++     1996++       1995
=================================================================================================================================
Per Share           Net asset value, beginning of period ..........   $  15.36       $  15.20     $ 12.43     $ 12.24    $ 11.85
Operating                                                             --------       --------     -------     -------    -------
Performance:        Investment income--net ........................        .16            .35         .35         .34        .26
                    Realized and unrealized gain on investments and
                    foreign currency transactions--net ............        .49           1.38        4.16        1.57       1.23
                                                                      --------       --------     -------     -------    -------
                    Total from investment operations ..............        .65           1.73        4.51        1.91       1.49
                                                                      --------       --------     -------     -------    -------
                    Less dividends and distributions:
                      Investment income--net ......................       (.18)          (.35)       (.36)       (.34)      (.29)
                      Realized gain on investments--net ...........      (2.50)         (1.22)      (1.38)      (1.38)      (.81)
                                                                      --------       --------     -------     -------    -------
                    Total dividends and distributions .............      (2.68)         (1.57)      (1.74)      (1.72)     (1.10)
                                                                      --------       --------     -------     -------    -------
                    Net asset value, end of period ................   $  13.33       $  15.36     $ 15.20     $ 12.43    $ 12.24
                                                                      ========       ========     =======     =======    =======
================================================================================================================================
Total Investment    Based on net asset value per share ............       5.31%+++      11.84%      39.99%      16.73%     13.98%+++
Return:**                                                             ========       ========     =======     =======    =======
================================================================================================================================
Ratios to Average   Expenses ......................................       1.14%*         1.12%       1.15%       1.28%      1.38
Net Assets:                                                           ========       ========     =======     =======    =======
                    Investment income--net ........................       2.35%*         2.25%       2.62%       2.62%      2.93%*
                                                                      ========       ========     =======     =======    =======
================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ......   $107,309       $100,642     $74,577     $44,691    $13,988
Data:                                                                 ========       ========     =======     =======    =======
                    Portfolio turnover ............................       9.25%         32.66%      14.29%      26.42%     52.69%
                                                                      ========       ========     =======     =======    =======
================================================================================================================================

                    *    Annualized.
                    **   Total investment returns exclude the effects of sales
                         loads.
                    +    Commencement of operations.
                    ++   Based on average shares outstanding.
                    +++  Aggregate total investment return.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Strategic Dividend Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a


                                     14 & 15

                         Merrill Lynch Strategic Dividend Fund, January 31, 1999
specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Options--The Fund is authorized to write call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ......................................        0.25%            0.75%
Class C ......................................        0.25%            0.75%
Class D ......................................        0.25%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                       MLFD               MLPF&S
--------------------------------------------------------------------------------
Class A ..............................                 $ 36               $  598
Class D ..............................                 $554               $8,368
--------------------------------------------------------------------------------

For the six months ended January 31, 1999, MLPF&S received contingent deferred sales charges of $49,200 and $1,571 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $18,180 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 1999.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1999 were $25,574,620 and $16,766,218, respectively.

Net realized gains (losses) for the six months ended January 31, 1999 and net unrealized gains (losses) as of January 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                           Realized Gains          Unrealized
                                              (Losses)            Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..........             $4,269,972           $ 55,106,891
Short-term investments .........                  1,386                     --
Foreign currency transactions ..                 (9,582)                  (710)
                                             ----------           ------------
Total ..........................             $4,261,776           $ 55,106,181
                                             ==========           ============
--------------------------------------------------------------------------------

As of January 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $55,106,891, of which $58,818,532 related to appreciated securities and $3,711,641 related to depreciated securities. At January 31, 1999, the aggregate cost of investments for Federal income tax purposes was $163,863,140.


                                     16 & 17

                         Merrill Lynch Strategic Dividend Fund, January 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $42,182,290 and $(292,936) for the six months ended January 31, 1999 and for the year ended July 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended January 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          216,542        $  2,954,344
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................          282,774           3,620,456
                                                 ----------        ------------
Total issued .............................          499,316           6,574,800
Shares redeemed ..........................         (185,061)         (2,573,872)
                                                 ----------        ------------
Net increase .............................          314,255        $  4,000,928
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          514,315        $  7,854,695
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................          161,266           2,431,803
                                                 ----------        ------------
Total issued .............................          675,581          10,286,498
Shares redeemed ..........................       (1,001,374)        (15,674,992)
                                                 ----------        ------------
Net decrease .............................         (325,793)       $ (5,388,494)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended January 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,574,255        $ 21,375,436
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................          776,797           9,967,819
                                                 ----------        ------------
Total issued .............................        2,351,052          31,343,255
Automatic conversion of shares ...........         (277,190)         (3,851,123)
Shares redeemed ..........................         (718,380)         (9,898,178)
                                                 ----------        ------------
Net increase .............................        1,355,482        $ 17,593,954
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,170,952        $ 17,989,341
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................          397,438           6,004,482
                                                 ----------        ------------
Total issued .............................        1,568,390          23,993,823
Automatic conversion of shares ...........       (1,761,378)        (26,630,593)
Shares redeemed ..........................       (1,200,240)        (18,345,326)
                                                 ----------        ------------
Net decrease .............................       (1,393,228)       $(20,982,096)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended January 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          135,954        $  1,829,024
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           48,416             615,002
                                                 ----------        ------------
Total issued .............................          184,370           2,444,026
Shares redeemed ..........................          (83,293)         (1,146,623)
                                                 ----------        ------------
Net increase .............................          101,077        $  1,297,403
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          269,716        $  4,117,807
Shares issued to shareholders
in reinvestment of dividends
and distributions ........................           15,921             238,604
                                                 ----------        ------------
Total issued .............................          285,637           4,356,411
Shares redeemed ..........................         (198,582)         (3,033,238)
                                                 ----------        ------------
Net increase .............................           87,055        $  1,323,173
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 1999                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          746,499        $ 10,092,761
Automatic conversion of shares ...........          277,570           3,851,123
Shares issued to shareholders in
reinvestment of dividends
and distributions ........................        1,134,518          14,524,498
                                                 ----------        ------------
Total issued .............................        2,158,587          28,468,382
Shares redeemed ..........................         (664,053)         (9,178,377)
                                                 ----------        ------------
Net increase .............................        1,494,534        $ 19,290,005
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          294,437        $  4,567,752
Automatic conversion of shares ...........        1,762,950          26,630,593
Shares issued to shareholders in
reinvestment of dividends
and distributions ........................          436,035           6,579,795
                                                 ----------        ------------
Total issued .............................        2,493,422          37,778,140
Shares redeemed ..........................         (845,433)        (13,023,659)
                                                 ----------        ------------
Net increase .............................        1,647,989        $ 24,754,481
                                                 ==========        ============

PORTFOLIO CHANGES

                  For the Quarter Ended January 31, 1999
================================================================================
Additions         AGL Resources Inc.
                  The Chase Manhattan Corporation
                * Conexant Systems, Inc.
                  FPL Group, Inc.
                  National Westminster Bank PLC
                  PNC Bank Corp.
                  SunTrust Banks, Inc.
================================================================================
Deletions       * Conexant Systems, Inc.
                  Crestar Financial Corporation
                  General Motors Corporation
================================================================================
                * Added and deleted in the same quarter.

PORTFOLIO INFORMATION

As of January 31, 1999
================================================================================
                                                                      Percent of
Ten Largest Common Stock Holdings                                     Net Assets

The Chase Manhattan Corporation .......................................  3.2%
American Home Products Corporation ....................................  2.7
Bell Atlantic Corporation .............................................  2.5
The Bank of New York Company, Inc. ....................................  2.3
Bristol-Myers Squibb Company ..........................................  2.3
Ameritech Corporation .................................................  2.3
Royal Dutch Petroleum Company
  (NY Registered Shares) ..............................................  2.3
American General Corporation ..........................................  2.1
Frontier Corporation ..................................................  2.0
Ford Motor Company ....................................................  2.0


                                    18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Strategic Dividend Fund
Box 9011
Princeton, NJ
8543-9011                                                           #10561--1/99

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